CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 108.0	$ 34.9
Restricted cash	2.5	3.3
Trade receivables, net	43.0	28.5
Prepaid expenses	9.6	6.6
Deferred mobilization and contract preparation cost	38.4	17.2
Accrued revenue	57.4	20.2
Due from related parties	65.6	48.6
Other current assets	25.4	16.9
Total current assets	349.9	176.2
Non-current assets
Non-current restricted cash	8.0	7.8
Property, plant and equipment	3.9	3.7
Newbuildings	3.5	135.5
Jack-up drilling rigs, net	2,589.1	2,730.8
Equity method investments	20.6	19.4
Other non-current assets	26.7	6.9
Total non-current assets	2,651.8	2,904.1
Total assets	3,001.7	3,080.3
Current liabilities
Trade payables	47.7	34.7
Accrued expenses	80.8	45.6
Short-term accrued interest and other items	77.7	15.3
Short-term debt	445.9	0.0
Short-term deferred mobilization, demobilization and other revenue	57.3	3.9
Other current liabilities	36.2	18.4
Total current liabilities	745.6	117.9
Non-current liabilities
Long-term accrued interest and other items	29.7	70.1
Long-term debt	1,191.1	1,915.9
Long-term deferred mobilization, demobilization and other revenue	68.7	2.5
Other non-current liabilities	14.3	12.7
Onerous contracts	54.5	71.3
Total non-current liabilities	1,358.3	2,072.5
Total liabilities	2,103.9	2,190.4
Commitments and contingencies
Stockholders’ equity
Share Capital - Common shares of par value $0.10 per share: authorized 255,000,000 (2021: 180,000,000), issued 229,263,598 (2021: 137,218,175) and outstanding 228,948,087 (2021: 136,811,842) shares	23.0	13.8
Treasury shares	(9.8)	(13.7)
Additional paid in capital	2,265.6	1,978.0
Accumulated deficit	(1,381.0)	(1,088.2)
Total equity	897.8	889.9
Total liabilities and equity	$ 3,001.7	$ 3,080.3